Property And Equipment	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Property And Equipment
NOTE6. PROPERTY AND EQUIPMENT

As of December 31, 2020 and 2019, Property and equipment consisted of the following:

($ in thousands)	Land and Buildings	Machinery and Equipment	Furniture and Fixtures	Lesaehold Improvements	Website, Computer Equipment and Software	Vehicles	Contruction In Progress	Total
Cost
Balance as of January 1, 2019	$11,125	$4,449	$2,088	$17,828	$1,096	$386	$4,378	$41,350

Additions	3,683	9,473	7,635	36,793	1,446	295	46,103	105,428
Transfers	5,397	694	—	4,837	—	—	(10,928)	—
Purchase related to sale-leaseback transactions	37,062	—	—	—	—	—	—	37,062
Sales related to sale-leaseback transactions	(37,062)	—	—	—	—	—	—	(37,062)
Business acquisitions	7,802	1,034	735	3,507	173	34	2,495	15,780

As of December 31, 2019	$28,007	$15,650	$10,458	$62,965	$2,715	$715	$42,048	$162,558

Additions	1,055	5,908	4,804	10,415	2,409	878	45,225	70,694
Transfers	1,728	1,290	2,191	56,401	125	21	(61,756)	—
Disposals	—	(110)	(33)	(214)	(24)	—	—	(381)
Sales related to sale-leaseback transactions	(22,083)	—	—	—	—	—	(11,403)	(33,486)
Additions from acquisition	—	455	473	11,615	585	331	5,166	18,625
Effect of foreign exchange and other adjustments	—	6	(273)	130	(43)	—	(50)	(230)

As of December 31, 2020	$8,707	$23,199	$17,620	$141,312	$5,767	$1,945	$19,230	$217,780

Accumulated depreciation

Balance as of January 1, 2019	$(50)	$(335)	$(234)	$(633)	$(327)	$(50)	$—	$(1,629)

Depreciation	(382)	(913)	(760)	(2,509)	(416)	(110)	—	(5,090)

As of December 31, 2019	$(432)	$(1,248)	$(994)	$(3,142)	$(743)	$(160)	$—	$(6,719)

Depreciation	(315)	(1,985)	(2,203)	(10,189)	(1,262)	(333)	—	(16,287)
Sales related to sale-leaseback transactions	—	—	—	457	—	—	—	457

As of December 31, 2020	$(747)	$(3,233)	$(3,197)	$(12,874)	$(2,005)	$(493)	$—	$(22,549)
Net book value

As of December 31, 2019	$27,575	$14,402	$9,464	$59,823	$1,972	$555	$42,048	$155,839

As of December 31, 2020	$7,960	$19,966	$14,423	$128,438	$3,762	$1,452	$19,230	$195,231

As of December 31, 2020 and 2019, costs related to construction at the Company’s facilities and dispensaries were capitalized in construction in progress and not depreciated. Depreciation will commence when construction is completed and the facilities and dispensaries are available for their intended use.
Depreciation of $16.3 million and $5.1 million was incurred during the years ended December 31, 2020 and 2019, respectively, of which $4.1 million and $1.2 million, respectively, is included in Selling, general and administrative expenses, with the remainder in Cost of sales – production costs and ending inventory.
As of December 31, 2020 and 2019, ending inventory includes $0.7 million and $0.4 million of capitalized depreciation, respectively. For the years ended December 31, 2020 and 2019, $11.9 million and $3.7 million, respectively, of depreciation was recorded to Cost of sales – production costs, which includes $0.5 million and $0.1 million, respectively, related to depreciation capitalized to inventory in prior years.